Consolidated Statement of Changes in Stockholders' Equity (Deficit) - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Treasury Stock, Common [Member]	Retained Earnings [Member]	Total
Balance at Oct. 31, 2021	$ 136	$ 3,705	$ 19,394,052	$ (84,000)	$ (15,859,367)	$ 3,454,526
Balance, shares at Oct. 31, 2021	136,059	3,705,543
Stock issued in connection with note conversion		$ 156	4,043,610			4,043,766
Stock issued in connection with note conversion, shares		155,529
Stock issued in connection with preferred stock conversions	$ (136)	$ 569	(433)
Stock issued in connection with preferred stock conversions, shares	(136,059)	569,463
Beneficial conversion feature on convertible preferred stock			793,175			793,175
Deemed dividend on convertible preferred stock			(793,175)			(793,175)
Stock Based Compensation			2,197,597			2,197,597
Net Loss					(6,860,049)	(6,860,049)
Balance at Oct. 31, 2022		$ 4,430	25,634,826	(84,000)	(22,719,416)	2,835,840
Balance, shares at Oct. 31, 2022		4,430,535
Stock Based Compensation			122,562			122,562
Net Loss					(1,190,125)	(1,190,125)
Forgiven Accrued Payables – Related Party			137,953			137,953
Balance at Jan. 31, 2023		$ 4,430	25,895,341	(84,000)	(23,909,541)	1,906,230
Balance, shares at Jan. 31, 2023		4,430,535
Balance at Oct. 31, 2022		$ 4,430	25,634,826	(84,000)	(22,719,416)	2,835,840
Balance, shares at Oct. 31, 2022		4,430,535
Net Loss						(2,604,825)
Balance at Apr. 30, 2023		$ 4,430	26,288,851	(84,000)	(25,324,241)	885,040
Balance, shares at Apr. 30, 2023		4,430,535
Balance at Oct. 31, 2022		$ 4,430	25,634,826	(84,000)	(22,719,416)	2,835,840
Balance, shares at Oct. 31, 2022		4,430,535
Stock Based Compensation			1,292,270			1,292,270
Net Loss					(5,356,717)	(5,356,717)
Forgiven Accrued Payables – Related Party			137,953			137,953
Payment for fractional warrants - recapitalization			(436)			(436)
Balance at Oct. 31, 2023		$ 4,430	27,064,613	(84,000)	(28,076,133)	(1,091,090)
Balance, shares at Oct. 31, 2023		4,430,535
Balance at Jan. 31, 2023		$ 4,430	25,895,341	(84,000)	(23,909,541)	1,906,230
Balance, shares at Jan. 31, 2023		4,430,535
Stock Based Compensation			393,510			393,510
Net Loss					(1,414,700)	(1,414,700)
Balance at Apr. 30, 2023		$ 4,430	26,288,851	(84,000)	(25,324,241)	885,040
Balance, shares at Apr. 30, 2023		4,430,535
Balance at Oct. 31, 2023		$ 4,430	27,064,613	(84,000)	(28,076,133)	(1,091,090)
Balance, shares at Oct. 31, 2023		4,430,535
Stock Based Compensation			384,484			384,484
Net Loss					(4,569,186)	(4,569,186)
Stock Issued for Services		$ 30	449,970			450,000
Stock Issued for Services, shares		30,000
Balance at Jan. 31, 2024		$ 4,460	27,899,067	(84,000)	(32,645,319)	(4,825,792)
Balance, shares at Jan. 31, 2024		4,460,535
Balance at Oct. 31, 2023		$ 4,430	27,064,613	(84,000)	(28,076,133)	(1,091,090)
Balance, shares at Oct. 31, 2023		4,430,535
Net Loss						(7,688,105)
Balance at Apr. 30, 2024		$ 4,460	28,287,434	(84,000)	(35,764,238)	(7,556,344)
Balance, shares at Apr. 30, 2024
Balance at Jan. 31, 2024		$ 4,460	27,899,067	(84,000)	(32,645,319)	(4,825,792)
Balance, shares at Jan. 31, 2024		4,460,535
Stock Based Compensation			388,367			388,367
Net Loss					(3,118,919)	(3,118,919)
Balance at Apr. 30, 2024		$ 4,460	$ 28,287,434	$ (84,000)	$ (35,764,238)	$ (7,556,344)
Balance, shares at Apr. 30, 2024